Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Warrant Liabilities [Abstract]
Schedule of Warrant Liabilities
Public Warrants	No. of units (Note 2)	Amount
At January 1, 2023	996,297	$2,042,410
Warrants granted
Warrants exercised	(38,025)	(77,951)
Change in fair value	-	(1,676,977)
At December 31, 2023	958,272	$287,482
	Year ended December 31, 2023
Private Warrants	No. of units (Note 2)	Amount
At January 1, 2023	-	$-
Public warrants granted	2,000,000	9,222,288
Warrants exercised	-	-
Change in fair value	-	(3,288,288)
At December 31, 2023	$2,000,000	$5,934,000
	Year ended December 31, 2022
Public Warrants	No. of units (Note 2)	Amount
Transfer from capital reorganization ( Note 1)	1,002,508	$2,495,243
Warrants exercised	(6,211)	(15,514)
Change in fair value	-	(437,319)
At December 31, 2022	996,297	$2,042,410
Note 1:	Information relating to capital reorganization is provided in Note 24.
Note 2:	The units outstanding for the years have been restated for the 10-to-1 reverse stock split effective April 15, 2024.